                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

            Read instructions at end of Form before preparing Form.

--------------------------------------------------------------------------------
1.       Name and address of issuer:

                  The Diversified Investors Funds Group I

--------------------------------------------------------------------------------
2. The name of each series or class securities for which this form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
         classes):     [X]

--------------------------------------------------------------------------------

3.       Investment Company Act File Number:       811-7674

         Securities Act File Number:       33-61810

--------------------------------------------------------------------------------

4(a).    Last day of fiscal year for which this Form is filed:

                          December 31, 2003

--------------------------------------------------------------------------------

4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)


Note: If the Form is being filed late, interest must be paid on the registration fee due.

--------------------------------------------------------------------------------
4(c). [ ] Check box if this is the last time the issuer will be filing this Form.

----------------------------------------------------------------------------------------------------------------------
5.       Calculation of registration fee:

  (i)               Aggregate sale price of securities sold
                    during the fiscal year pursuant to section
                    24(f):                                                                       $7,995,190,364
                                                                                                 --------------


  (ii)              Aggregate price of securities redeemed or
                    repurchased during the fiscal year:             $      6,734,247,582
                                                                     -------------------

  (iii)             Aggregate price of securities redeemed or
                    repurchased during any prior fiscal year
                    ending no earlier than October 11, 1995 that
                    were not previously used to reduce              $                  0
                    registration fees payable to the Commission:      ------------------



  (iv)              Total available redemption credits [add                                      $6,734,247,582
                    items 5(ii) and 5(iii):                                                       -------------


  (v)               Net sales -- if Item 5(i) is greater than
                    Item 5(iv) [subtract Item 5(iv) from item
                    5(i):                                                                        $1,260,942,782
                                                                                                 --------------


  (vi)              Redemption credits available for use in         $     (     0      )
                    future years -- if Item 5(i) is less than         ------------------
                    5(iv) [subtract Item 5(iv) from Item 5(i)]:



  (vii)             Multiplier for determining registration fee                                 x      .0001267
                    (See Instruction C.9):                                                       --------------


  (viii)            Registration fee due [multiply Item 5(v) by
                    Item 5(viii)] enter "0" if no fee is due:                               =$          159,761
                                                                                              =================





----------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

6.       Prepaid Shares

         If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: ______________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:_________________.

--------------------------------------------------------------------------------

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                                +$      0
                                                                   ------------
--------------------------------------------------------------------------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                =$   159,761
                                                                  --------------
--------------------------------------------------------------------------------

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: March 12, 2004


         Method of Delivery:
                 [X]     Wire Transfer
                 [ ]     Mail or other means
--------------------------------------------------------------------------------

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*          /s/ ROBERT F. COLBY
                                  -----------------------------
                                  Robert F. Colby
                                  Secretary

Date       March 12, 2004
    ---------------------------

*Please print the name and title of the signing officer below the signature.

24F Fees
Diversified Investors Funds Group
For the period ended December 31, 2003

                                              98708          98027         98049         98068         98087          98718
                                                             HIGH       INTERMEDIATE
                                              MONEY         QUALITY     GOVERNMENT      CORE BOND                    VALUE &
                                              MARKET         BOND          BOND          FUND        BALANCED        INCOME
                                           -------------   -----------   ---------    -----------    ---------    -----------
Proceeds from issuance of shares.....      3,378,955,558   177,317,509   91,454,331   516,854,334    43,301,148    437,601,724
Proceeds from dividends reinvested...         2,491,009    6,384,060      7,645,457    23,493,932     3,160,494      9,411,647
                                           ------------------------------------------------------------------------------------
Aggregate securities sold............      3,381,446,567   183,701,569   99,099,788   540,348,266    46,461,642    447,013,371

Value of shares redeemed.............      3,435,370,292   79,826,531   125,823,851   264,114,412    34,666,698    307,980,769
                                           ------------------------------------------------------------------------------------
Net Change                                  (53,923,725)   103,875,038  (26,724,063)  276,233,854    11,794,944    139,032,602
                                           ====================================================================================
12/31/02 Cash Flow                                    -     (181,086)      (713,433)     (669,221)     (120,628)      (492,910)
                                           ------------------------------------------------------------------------------------
Net Change                                  (53,923,725)   103,693,952  (27,437,496)  275,564,633    11,674,316    138,539,692
                                           ====================================================================================

Calculation of Fee:
Total change                               $1,129,939,827
                                           -------------
Per SEC .00012670                          $ 143,163.38
                                           =============




Per Fund                                   $ (6,832.14)   $ 13,138.02  $ (3,476.33)  $ 34,914.04     $ 1,479.14    $ 17,552.98


                                              98149         98725         98772         98627         98788         98768

                                             GROWTH &       EQUITY       SPECIAL      AGGRESSIVE    HIGH YIELD   INTERNATIONAL
                                              INCOME        GROWTH        EQUITY       EQUITY         BOND           EQUITY
                                            -----------   -----------   -----------   -----------   ----------   -------------

Proceeds from  issuance of shares....       280,013,348   444,280,377   421,759,889   146,781,201   87,673,312   1,275,301,883
Proceeds from dividends reinvested...        2,393,380        16,347             0             0    8,807,472      5,363,892
                                            ----------------------------------------------------------------------------------
Aggregate securities sold............       282,406,728   444,296,723   421,759,889   146,781,201   96,480,784   1,280,665,775

Value of shares redeemed.............       224,470,952   174,190,817   473,959,573   158,546,228   92,328,615   1,228,992,861
                                            ----------------------------------------------------------------------------------
Net Change                                  57,935,776    270,105,907   (52,199,684)  (11,765,027)  4,152,169       51,672,913
                                            ==================================================================================
12/31/02 Cash Flow                            (244,627)     (522,032)     (352,889)      (13,158)     (89,916)       4,743,607
                                            ----------------------------------------------------------------------------------
Net Change                                  57,691,149    269,583,875   (52,552,573)  (11,778,185)  4,062,253       56,416,520
                                            ==================================================================================

Calculation of Fee:
Total change

Per SEC .00012670





Per Fund                                    $ 7,309.47    $ 34,156.28   $ (6,658.41)  $ (1,492.30)   $ 514.69     $ 7,147.97



                                              98288           98306          98296         98036          98056

                                              STOCK          MID-CAP        MID-CAP      SMALL-CAP      SMALL-CAP
                                              INDEX          GROWTH          VALUE         VALUE          GROWTH         TOTAL
                                           -----------     ----------     ----------     ----------     ----------   -------------
Proceeds from  issuance of shares....      161,106,850     69,987,257     82,806,941     37,848,883     32,269,600   7,685,314,146
Proceeds from dividends reinvested...        3,181,187        170,671      5,009,528      1,031,457        704,723      79,265,254
                                           ---------------------------------------------------------------------------------------
Aggregate securities sold............      164,288,037     70,157,928     87,816,469     38,880,340     32,974,323   7,764,579,399

Value of shares redeemed.............        8,498,154     10,697,647      8,037,602      4,371,224      3,855,057   6,635,731,284
                                           ---------------------------------------------------------------------------------------
Net Change                                 155,789,883     59,460,281     79,778,867     34,509,116     29,119,266   1,128,848,116
                                           =======================================================================================
12/31/02 Cash Flow                            (187,131)       (23,140)       (23,852)        (5,661)       (12,212)      1,091,711
                                           ---------------------------------------------------------------------------------------
Net Change                                 155,602,752     59,437,141     79,755,015     34,503,455     29,107,054   1,129,939,827
                                           =======================================================================================

Calculation of Fee:
Total change

Per SEC .00012670





Per Fund                                   $ 19,714.87     $ 7,530.69    $ 10,104.96     $ 4,371.59     $ 3,687.86   $ 143,163.38


24F2 Fees
Diversified Institutional Strategic Allocation Funds
For the period ended December 31, 2003

                                                                          98991
                                         98994            98992           LONG/          98993          98990
                                         SHORT         INTERMEDIATE    INTERMEDIATE     SHORT/INT       LONG
INSTITUTIONAL SAFS                      HORIZON          HORIZON          HORIZON       HORIZON        HORIZON         TOTAL
------------------                   ------------       ----------       ----------    -----------    ----------    ------------
Proceeds from issuance of shares...    18,709,916       82,810,429       43,833,988     19,501,984     29,774,755    194,631,071
Proceeds from issuance of shares...       749,752        4,465,028          883,203        697,218        487,785      7,282,987
                                     -------------------------------------------------------------------------------------------
Proceeds from issuance of shares...    19,459,668       87,275,458       44,717,191     20,199,202     30,262,540    201,914,058

Value of shares redeemed ..........     8,209,372       40,389,475        9,106,433      4,768,981      7,560,884     70,035,145
                                     -------------------------------------------------------------------------------------------
Net Change                             11,250,296       46,885,983       35,610,758     15,430,221     22,701,656    131,878,913
                                     -------------------------------------------------------------------------------------------
12/31/02 Cash Flow                             --               --               --             --             --             --
                                     -------------------------------------------------------------------------------------------
Net Change                             11,250,296       46,885,983       35,610,758     15,430,221     22,701,656    131,878,913
                                     ===========================================================================================
                                                                                                                     131,878,913


Calculation of Fee:
Total change                         $131,878,913
                                     ------------
Calculation @ .0001267 per SEC       $  16,709.06
                                     ============



Per Fund                                 1,425.41       5,940.45       4,511.88       1,955.01       2,876.30      16,709.06

24F Fees
Stephens Institutional
For the period ended December 31, 2003



                                                      98702             98752             98982            98724            98922
                                                                                          HIGH
                                                      MONEY          INTERMEDIATE         YIELD            VALUE &          EQUITY
                                                      MARKET             BOND             BOND             INCOME           GROWTH
                                                   -----------       -----------         ---------       ----------       ----------
Proceeds from  issuance of shares ...........        2,606,515        15,227,660         1,342,578        1,863,690        1,782,380
Proceeds from dividends reinvested ..........           10,614           975,531           621,733          865,906                0
                                                   ---------------------------------------------------------------------------------
Aggregate securities sold ...................        2,617,129        16,203,191         1,964,311        2,729,597        1,782,380

Value of shares redeemed ....................        8,665,917        11,544,621         1,150,880        2,388,995        1,532,892
                                                   ---------------------------------------------------------------------------------
Net Change                                          (6,048,788)        4,658,570           813,432          340,601          249,488
                                                   =================================================================================
12/31/02 Cash Flow                                         400           (10,000)              600             --               --
                                                   ---------------------------------------------------------------------------------
Net Change                                          (6,048,388)        4,648,570           814,032          340,601          249,488
                                                   =================================================================================


Calculation of Fee:
Total change                                       $  (875,958)
Per SEC .0001267                                   -----------
                                                   $   (110.98)
                                                   ===========

Per Fund                                           $   (766.33)      $    588.97       $    103.14      $     43.15      $     31.61




                                                      98962          98762

                                                   SPECIAL        INTERNATIONAL
                                                    EQUITY           EQUITY            TOTAL
                                                  ----------      -------------    -----------
Proceeds from  issuance of shares ...........      1,598,868        592,769         25,014,460
Proceeds from dividends reinvested ..........              0        116,951          2,590,736
                                                  --------------------------------------------
Aggregate securities sold ...................      1,598,868        709,720         27,605,196

Value of shares redeemed ....................      2,244,029        944,820         28,472,153
                                                  --------------------------------------------
Net Change                                          (645,161)      (235,100)          (866,958)
                                                  ============================================
12/31/02 Cash Flow                                        --             --             (9,000)
                                                  --------------------------------------------
Net Change                                          (645,161)      (235,100)          (875,958)
                                                  ============================================
                                                                                      (875,958)

Calculation of Fee:
Total change

Per SEC .0001267



Per Fund                                          $   (81.74)      $ (29.79)       $   (110.98)